Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases Table [Abstract]
Schedule of minimum future payments,
	As of December 31,
	2022	2021
Lease liabilities - minimum payments
Less than 1 year	435	244
1 to 5 years	1,646	1,231
More than 5 years	6,279	2,576
Present value of lease liabilities	8,360	4,051

Current	435	244
Non-current	7,925	3,807

Future financing charges	12,318	4,042
Future lease payments	20,678	8,093
PIS and COFINS embedded in the present value of lease agreements	508	246
PIS and COFINS embedded in the gross value of lease agreements	1,257	492

Schedule of lease liability rollforward
Amounts
As of December 31, 2019	3,751
Addition – Lease	1,240
Lease modification	621
Interest provision	415
Exchange rate and monetary variation	1
Principal amortizations	(751)
Interest amortizations	(5)
Write-off due to early termination of agreement	(518)
Transfer to parent company	9
Conversion currency adjustment	433
Discontinued operation	(2,416)
Corporate restructuring	(4)
As of December 31, 2020	2,776
Addition – Lease	919
Lease modification	628
Interest provision	302
Principal amortizations	(460)
Interest amortizations	(8)
Write-off due to early termination of agreement	(106)
As of December 31, 2021	4,051
Addition – Lease	3,810
Lease modification	696
Interest provision	781
Principal amortizations	(856)
Interest amortizations	(42)
Write-off due to early termination of agreement	(80)
As of December 31, 2022	8,360

Schedule of lease expense on variable rents, low-value, and short-term assets
	As of December 31,
	2022	2021	2020
(Expenses) revenues for the year:
Variables (1% to 2% of sales)	(31)	(6)	(16)
Subleases (*)	55	31	22

(*)	Refers mainly to revenue from lease agreements receivable from commercial galleries.